Accrued Expenses and Other Current Liabilities	12 Months Ended
Mar. 31, 2020
Accrued Liabilities Current and Other Liabilities Current [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
11.	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of March 31,
	2019	2020
	$	$

Accrued payroll	822	134
Accrued housing allowance	294	214
Accrued other social benefits	1,087	1,167
Deposits received from customers	25	39
Unbilled purchases from suppliers	35	-
Accrued audit fee	251	430
Others	475	310
	2,989	2,294

Accrued other social benefits represented the provision of employment termination payments based on management approved restructuring plan for relocating its manufacturing facilities based on China's Labor laws. The restructuring plan is currently in process and expected to be completed within twelve months from March 31, 2020. The provision amount is reasonably estimated based on China's Labor laws and management estimation of acceptance rate.